Fair Value of Measurements - Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs (Details) - USD ($)	3 Months Ended				11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Beginning balance		$ 11,655,000
Ending balance	$ 19,264,000					$ 11,655,000
Graf Acquisition Corp. IV [Member] | Level 3
Change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs
Beginning balance	661,010	424,940	$ 2,880,140	$ 5,571,410		5,571,410
Change in fair value of derivative warrant liability	283,300	236,070	(1,605,330)	(2,691,270)	$ (5,665,840)	(5,146,470)
Ending balance	$ 944,310	$ 661,010	$ 1,274,810	$ 2,880,140	$ 5,571,410	$ 424,940